Airport Concessions - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($) Airport	Dec. 31, 2017 USD ($) Airport	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about service concession arrangements [Line Items]
Tax recognized	$ 1,849,551		$ 1,532,875		$ 1,030,026
MBJA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Term of concession to operate, maintain and operate the airport					30 years	30 years
Additional concession fee percentage on excess of forecast revenues.	45.00%	45.00%
Additional concession fee on excess of forecast revenues.		$ 25.5		$ 20.1		$ 10.6
Concession agreements non-payment of amount due days	60 days	60 days
MBJA [Member] | Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Percentage of acquired holding interest					74.50%	74.50%
Mexican concessions [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Number of operate and develop airports | Airport	12	12
Benefit from use of airport facilities term	50 years	50 years
Amortization term for concessions	49 years	49 years
Amortization term through year	Nov. 30, 2048	Nov. 30, 2048
Company investment plans	The Company’s investment plans under the MDP must be updated every five years starting from 2000 and approved by the SCT. During December 2014, the SCT authorized the Company’s MDP update for the five-year period from 2015 to 2019.	The Company’s investment plans under the MDP must be updated every five years starting from 2000 and approved by the SCT. During December 2014, the SCT authorized the Company’s MDP update for the five-year period from 2015 to 2019.
Percentage of tax to be paid	5.00%	5.00%	5.00%	5.00%
Tax recognized	$ 461,250		$ 389,506		$ 311,981
Mexican concessions [Member] | Bottom of Range [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Master development program authorized year	2015	2015
Mexican concessions [Member] | Top of Range [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Master development program authorized year	2019	2019
Concession renewed terms	50 years	50 years